Other reserve (Tables)	12 Months Ended
Dec. 31, 2025
Other reserve
Summary of detailed information about other reserve

		Other comprehensive income reserve
		Cumulative	Re-measurement
	Share	translation	of defined	Other
(Euro thousands)	premium	adjustment	benefit plans	reserves	Total
Balance at January 1, 2023	743,501	(716)	675	19,501	762,961
Repurchase of Ordinary Shares	(25,023)	—	—	—	(25,023)
Issuance of Ordinary Shares	65,405	—	—	—	65,405
Employee share-based compensation	—	—	—	2,749	2,749
Changes in ownership interest in a subsidiary without change of control	—	—	—	(1,987)	(1,987)
Currency translation differences	—	3,333	—	—	3,333
Actuarial reserve relating to employee benefit	—	—	(761)	—	(761)

Balance at December 31, 2023	783,883	2,617	(86)	20,263	806,677
Repurchase of ordinary shares	(18,829)	—	—	—	(18,829)
Employee share-based compensation	—	—	—	551	551
Currency translation differences	—	(8,007)	—	—	(8,007)
Actuarial reserve relating to employee benefit	—	—	45	—	45
Others	—	—	—	(1,081)	(1,081)

Balance at December 31, 2024	765,054	(5,390)	(41)	19,733	779,356
Repurchase of ordinary shares	(47,245)	—	—	—	(47,245)
Employee share-based compensation	—	—	—	184	184
Changes in ownership interest in a subsidiary without change of control(1)	—	—	—	(18,580)	(18,580)
Currency translation differences	—	13,497	—	—	13,497
Actuarial reserve relating to employee benefit	—	—	335	—	335
Balance at December 31, 2025	717,809	8,107	294	1,337	727,547